Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Ord A Number of shares outstanding	Share premium	Share based payments reserve	Convertible note reserve	Retained earnings	Pref B Number of shares outstanding	Minority Interest	Total
Balance at Dec. 31, 2022	€ 2	€ 217,157	€ 3,972		€ (191,777)			€ 29,354
Balance (in Shares) at Dec. 31, 2022	13,805,649
Gain / (loss) during the year					(31,016)			(31,016)
Other comprehensive income
Total comprehensive income for the year					(31,016)			(31,016)
Issue of Share Capital:
Equity incentive plan
Equity incentive plan (in Shares)	10,000
ATM - share sales	€ 0	3,001						3,001
ATM - share sales (in Shares)	1,103,368
Share Based Payments:
Share based payments			(1,042)					(1,042)
Equity Settled share based compensation			2,435					2,435
Balance at Dec. 31, 2023	€ 2	220,157	5,365		(222,793)			2,731
Balance (in Shares) at Dec. 31, 2023	14,919,017
Gain / (loss) during the year					(13,785)		54	(13,731)
Other comprehensive income
Total comprehensive income for the year					(13,785)		54	(13,731)
Issue of Share Capital:
Equity incentive plan		615						615
Equity incentive plan (in Shares)	107,500
ATM - share sales		5,941						5,942
ATM - share sales (in Shares)	2,345,452
Macquarie convertible note		916						916
Macquarie convertible note (in Shares)	1,732,430
Share issuance at QIND merger		14,626						14,626
Share issuance at QIND merger (in Shares)	3,818,969					4,171,327
Share Based Payments:
Share based payments			(615)					(615)
Equity Settled share based compensation			2,189					2,189
Minority Interest:
Minority interest - Initial recognition					142		(2,145)	(2,003)
Other reserves:
Convertible note reserve				29				29
Balance at Dec. 31, 2024	€ 3	€ 242,255	€ 6,939	€ 29	€ (236,436)	€ 0	€ (2,091)	€ 10,699
Balance (in Shares) at Dec. 31, 2024	22,923,368					4,171,327